Reverse Acquisition	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Business Combinations [Abstract]
Reverse Acquisition

Note 12 - Reverse Acquisition and Subsequent Sale of Entertainment

On June 22, 2018, Galaxy consummated a reverse triangular merger whereby Galaxy merged with and into FLCR’s newly formed subsidiary, Galaxy MS, Inc. which was formed specifically for the transaction. Under the terms of the merger, Galaxy’s shareholders transferred all their outstanding shares of common stock to Galaxy MS, in return for FLCR’s Series C Preferred Shares, which were equivalent to approximately 3,065,000,000 shares of the common stock of FLCR on a pre-reverse stock split basis. This represented approximately 89% of the outstanding common stock of FLCR, with the remaining 11% of common stock was distributed as follows: (a) an ownership interest of seven percent (7%) to the holders of common stock, pro rata; and (b) four percent (4%) of the common stock to the holders of convertible debt, pro rata.

Concurrent with the reverse triangular merger, the Company applied pushdown accounting. Therefore, the consolidated financial statements after completion of the reverse merger include the assets, liabilities, and results of operations of Galaxy and FLCR from and after the closing date of the reverse merger, with only certain aspects of pre-consummation stockholders’ equity remaining in the consolidated financial statements.

There was no cash consideration paid by Galaxy to FLCR on the date of the reverse triangular merger. Instead, shares of stock were issued and exchanged, and the Company acquired $1,511,844 of net assets of FLCR. At the closing of the merger, all of FLCR’s convertible promissory notes were converted into FLCR’s common shares. The merger agreement contains potential future tax advantages of the net operating loss carryforward available to offset future taxable income of the combined Company, up to a maximum of $150,000, over a 5-year period beginning June 22, 2018. There is a valuation allowance reducing this tax benefit to zero at December 31, 2019 and June 30, 2019.

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the merger date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 22,205
Property and equipment	4,209,995
Other	20,716
Other assets	1,511,844
Goodwill	892,312

Total Assets	6,657,072

Liabilities
Accounts payable	208,763
Long-term debt	4,593,851
Short-term debt	799,534
Accrued interest	78,948
Other	83,664

Total Liabilities	5,764,760

Net Assets	$ 892,312

Consideration	$ 58,092
Fair value of noncontrolling interests	834,220
$ 892,312

As a result of the Company pushing down the effects of the acquisition, certain accounting adjustments are reflected in the consolidated financial statements, such as goodwill recognized of $834,220 and reflected in the balance sheets as of December 31, 2019 and June 30, 2019. Goodwill recognized is primarily attributable to the acquisition of the fair value of the public company structure and other intangible assets that do not qualify for separate recognition.

Other assets noted in the table above consist of the differences between the acquired assets and liabilities of FullCircle Entertainment to be distributed to pre-acquisition FLCR shareholders. The Company sold the Entertainment subsidiary on February 6, 2019 to focus on its primary business plan. As a result, the Company did not receive any economic benefit from the related assets in the table above, nor incur any obligations from the corresponding liabilities.

The consideration received for the sale of Entertainment was 38,625 shares of Galaxy common stock at the fair value on the date of the transaction, or $92,700. A gain of $60,688 was recognized as a result of the sale.

The following table presents a summary of Entertainment’s identifiable assets and liabilities at February 6, 2019, the date of the sale:

Assets
Cash	$ 36,290
Property and equipment, net	4,006,426
Receivables	4,500
Inventories	5,610
Other assets	1,522,714

Total Assets	5,575,540

Liabilities
Accounts payable	22,424
Debt	5,393,623
Accrued expenses	127,481

Total Liabilities	5,543,528

Net Assets	32,012

Noncash consideration for net assets of Entertainment	92,700

Gain on Sale	$ 60,688

Note 12 - Reverse Acquisition

On June 22, 2018, Galaxy consummated a reverse triangular merger whereby Galaxy merged with and into FLCR’s newly formed subsidiary, Galaxy MS, Inc. which was formed specifically for the transaction. Under the terms of the merger, Galaxy’s shareholders transferred all their outstanding shares of common stock to Galaxy MS, in return for FLCR’s Series C Preferred Shares, which were equivalent to approximately 3,065,000,000 shares of the common stock of FLCR on a pre-reverse stock split basis. This represents approximately 89% of the outstanding common stock of FLCR, with the remaining 11% of common stock distributed as follows: (a) an ownership interest of seven percent (7%) to the holders of common stock, pro rata; and (b) four percent (4%) of the common stock to the holders of convertible debt, pro rata.

Concurrent with the reverse triangular merger, the Company applied pushdown accounting; therefore, the consolidated financial statements after completion of the reverse merger include the assets, liabilities, and results of operations of the combined company from and after the closing date of the reverse merger, with only certain aspects of pre-consummation stockholders’ equity remaining in the consolidated financial statements.

There was no cash consideration paid by Galaxy to FLCR on the date of the reverse triangular merger. Instead, shares of stock were issued and exchanged, and the Company acquired $1,511,844 of net assets of FLCR. At the closing of the merger, all of FLCR’s convertible promissory notes were converted into FLCR’s common shares. The merger agreement contains potential future tax advantages of the net operating loss carryforward available to offset future taxable income of the combined company, up to a maximum of $150,000, over a 5-year period beginning June 22, 2018. There is a valuation allowance reducing this tax benefit to zero at June 30, 2019 and 2018.

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the merger date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 22,205
Property and equipment	4,209,995
Other	20,716
Other assets	1,511,844
Goodwill	892,312

Total Assets	6,657,072

Liabilities
Accounts payable	208,763
Long-term debt	4,593,851
Short-term debt	799,534
Accrued interest	78,948
Other	83,664

Total Liabilities	5,764,760

Net Assets	$ 892,312

Consideration	$ 58,092
Fair value of noncontrolling Interest	834,220
$ 892,312

As a result of the Company pushing down the effects of the acquisition, certain accounting adjustments are reflected in the consolidated financial statements, such as goodwill recognized of $834,220 and reflected in the balance sheet. Goodwill recognized is primarily attributable to the acquisition of the fair value of the public company structure and other intangible assets that do not qualify for separate recognition.

Other assets noted in the table above consist of the differences between the acquired assets and liabilities of Full Circle Entertainment to be distributed to pre-acquisition FLCR shareholders. The Company sold the Entertainment subsidiary on February 6, 2019 to focus on its primary business plan. As a result, the Company did not receive any economic benefit from the related assets in the table above, nor incur any obligations from the corresponding liabilities.

The consideration received for the sale of Entertainment was 38,625 shares of Galaxy common stock at the fair value on the date of the transaction, or $92,700. The fair value of the Galaxy common shares received offset the assets and liabilities of Entertainment, with the difference recorded as a gain on the sale for the year ended June 30, 2019. The gain on the sale has been recorded in other expense in the Consolidated Statement of Operations.

The following table presents a summary of Entertainment’s identifiable assets and liabilities at February 6, 2019, the date of the sale:

Assets
	Cash	$ 36,290
	Property and equipment, net	4,006,426
	Receivables	4,500
	Inventories	5,610
	Other assets	1,522,714

	Total Assets	5,575,540

Liabilities
	Accounts payable	22,424
	Debt	5,393,623
	Accrued expenses	127,481

	Total Liabilities	5,543,528

	Net Assets	32,012

	Noncash consideration for net assets of Entertainment	92,700

	Gain on Sale	$ 60,668